Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only) - Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Condensed Balance Sheet Statements Captions [Line Items]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, share authorized	50,000,000	50,000,000
Preferred stock, share issued	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, share authorized	450,000,000	450,000,000
Common stock, share issued	18,277,893	18,244,671
Common stock, share outstanding	18,277,893	18,244,671
Parent Company [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, share authorized	50,000,000	50,000,000
Preferred stock, share issued	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, share authorized	450,000,000	450,000,000
Common stock, share issued	18,277,893	18,244,671
Common stock, share outstanding	18,277,893	18,244,671